CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment, accumulated depreciation	$ 126,670
Intangible assets, accumulated amortization			1,049,425
Accounts payable, due to joint venture partner	0	289,753	396,625
Accrued liabilities, due to joint venture partner	0	2,185,000
Other accrued liabilities, due to joint venture partner		$ 2,185,000	$ 2,185,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	750,000,000	500,000,000	500,000,000
Common stock, shares issued	426,884,160	322,538,559	263,040,586
Common stock, shares outstanding	426,884,160	322,538,559	263,040,586
Series E Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000	100,000	100,000
Preferred Stock, shares issued	0	0	100,000
Preferred Stock, shares outstanding	0	0	100,000
Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0